Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Call loans and bills bought	¥ 5,336,280	¥ 5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	14,148,667	11,024,084
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Investment securities:
Debt instruments at amortized cost	316,392	235,567
Debt instruments at fair value through other comprehensive income	24,016,184	22,811,423
Equity instruments at fair value through other comprehensive income	5,817,261	4,548,608
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Liabilities:
Deposits	182,097,319	172,927,810
Call money and bills sold	3,138,049	2,569,056
Repurchase agreements and cash collateral on securities lent	20,166,958	17,786,026
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Borrowings	16,107,158	15,371,801
Debt securities in issue	14,075,084	11,984,994
Other financial liabilities	10,523,048	8,522,212
Not later than one year [member]
Assets:
Call loans and bills bought	5,251,948	5,569,961
Reverse repurchase agreements and cash collateral on securities borrowed	14,098,895	10,968,633
Financial assets at fair value through profit or loss	1,486	5,215
Investment securities:
Debt instruments at amortized cost	49,106	49,631
Debt instruments at fair value through other comprehensive income	10,090,780	9,059,561
Loans and advances	43,944,455	39,254,388
Other financial assets	7,388,927	5,220,793
Liabilities:
Deposits	177,610,231	168,635,510
Call money and bills sold	3,135,461	2,566,725
Repurchase agreements and cash collateral on securities lent	20,166,958	17,717,897
Financial liabilities designated at fair value through profit or loss	20,267	63,592
Borrowings	6,306,345	3,040,454
Debt securities in issue	4,858,463	3,651,276
Other financial liabilities	10,517,630	8,517,834
More than twelve months [Member]
Assets:
Call loans and bills bought	84,332	114,851
Reverse repurchase agreements and cash collateral on securities borrowed	49,772	55,451
Financial assets at fair value through profit or loss	2,374,643	1,483,024
Investment securities:
Debt instruments at amortized cost	267,286	185,936
Debt instruments at fair value through other comprehensive income	13,925,404	13,751,862
Equity instruments at fair value through other comprehensive income	5,817,261	4,548,608
Loans and advances	77,772,010	72,636,746
Other financial assets	120,601	139,841
Liabilities:
Deposits	4,487,088	4,292,300
Call money and bills sold	2,588	2,331
Repurchase agreements and cash collateral on securities lent		68,129
Financial liabilities designated at fair value through profit or loss	478,017	350,514
Borrowings	9,800,813	12,331,347
Debt securities in issue	9,216,621	8,333,718
Other financial liabilities	¥ 5,418	¥ 4,378